Goodwill and intangible assets - Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 3,907	£ 3,899
Barclays UK [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,526	3,526
Barclays International [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 334	£ 325